Changes in Accumulated Other Comprehensive Income (Loss) - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of the year	$ 2,090,768	$ 1,001,100
Balance, end of the year	3,015,734	2,090,768
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of the year	(12,216)	3,435
Other comprehensive income (loss) before reclassifications		(19,821)
Tax effect on unrealized gain (loss) on cash flow hedges		0
Other comprehensive income (loss), net of tax		(15,651)
Balance, end of the year		(12,216)
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of the year	(12,216)
Other comprehensive income (loss) before reclassifications	12,865
Tax effect on unrealized gain (loss) on cash flow hedges	(4,784)
Other comprehensive income (loss), net of tax	13,262
Balance, end of the year	1,046	(12,216)
Cost of revenues | Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Loss on cash flow hedges reclassified from accumulated other comprehensive income (loss) to earnings were as follows:		255
Cost of revenues | Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Loss on cash flow hedges reclassified from accumulated other comprehensive income (loss) to earnings were as follows:	279
Sales and marketing | Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Loss on cash flow hedges reclassified from accumulated other comprehensive income (loss) to earnings were as follows:		1,224
Sales and marketing | Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Loss on cash flow hedges reclassified from accumulated other comprehensive income (loss) to earnings were as follows:	1,538
Research and development | Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Loss on cash flow hedges reclassified from accumulated other comprehensive income (loss) to earnings were as follows:		2,063
Research and development | Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Loss on cash flow hedges reclassified from accumulated other comprehensive income (loss) to earnings were as follows:	2,620
General and administrative | Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Loss on cash flow hedges reclassified from accumulated other comprehensive income (loss) to earnings were as follows:		$ 628
General and administrative | Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Loss on cash flow hedges reclassified from accumulated other comprehensive income (loss) to earnings were as follows:	$ 744